VIA EDGAR
---------



                                                                  April 29, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                           Re:   Gabelli Investor Funds, Inc.
                                 (Securities Act File No. 33-54016;
                                 Investment Company Act File No. 811-07326)
                                 POST-EFFECTIVE AMENDMENT NO. 17

Ladies and Gentlemen:

       On behalf of Gabelli Investor Funds, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 17 (the "Amendment") to the Fund's
Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on March 2, 2005.

       We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

       If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.





                                                     Very truly yours,
                                                     /S/ RICHARD T. PRINS